Net Fee and Commission Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Fee And Commission Income [Line Items]
Total fee and commission income	£ 804	£ 839	£ 697
Total fee and commission expense	(501)	(509)	(411)
Net fee and commission income	303	330	286
Current account and debit card fees
Net Fee And Commission Income [Line Items]
Total fee and commission income	542	562	478
Insurance, protection and investments
Net Fee And Commission Income [Line Items]
Total fee and commission income	47	78	67
Credit Cards
Net Fee And Commission Income [Line Items]
Total fee and commission income	94	95	73
Non-banking and other fees
Net Fee And Commission Income [Line Items]
Total fee and commission income	£ 121	£ 104	£ 79